SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               /  /
                                                                       --


         Pre-Effective Amendment No.                                  /  /
         Post-Effective Amendment No.  2                              /X/


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      / /
                                                                    ---


         Amendment No.    4                                         /X /
                       -----                                        --
                        (Check appropriate box or boxes.)


              TANAKA Funds, Inc. - File Nos. 33-47207 and 811-08683 230 Park Avenue, Suite 960, New York, New York 10169

                (Address of Principal Executive Offices) Zip Code

Registrant's Telephone Number, including Area Code:   (212) 490-3380
Graham Y. Tanaka, 230 Park Avenue, Suite 960, New York, New York 10169

                  (Name and Address of Agent for Service)

                                  With copy to:

            Donald S. Mendelsohn, Brown, Cummins & Brown Co., L.P.A.
                    3500 Carew Tower, Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:


         / / immediately upon filing pursuant to paragraph (b) /X/ on January 29, 2000 pursuant to paragraph (b)
         / / 60 days after filing pursuant to paragraph (a)(1)
         / / on (date) pursuant to paragraph (a)(1)
         / / 75 days after filing pursuant to paragraph (a)(2) / / on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

         / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               TANAKA GROWTH FUND

                        CLASS A SHARES AND CLASS B SHARES

                                   PROSPECTUS

                                JANUARY __, 2000

INVESTMENT OBJECTIVE:

Growth of capital

230 Park Avenue, Suite 960
New York, New York  10169

877-4-TANAKA

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

                                                                            PAGE

ABOUT THE FUND.................................................................1

FEES AND EXPENSES OF INVESTING IN THE FUND.....................................3

HOW TO BUY SHARES..............................................................4

HOW TO REDEEM SHARES...........................................................6

HOW TO EXCHANGE SHARES.........................................................7

DETERMINATION OF NET ASSET VALUE...............................................7

DIVIDENDS, DISTRIBUTIONS AND TAXES.............................................8

MANAGEMENT OF THE FUND.........................................................8

FINANCIAL HIGHLIGHTS...........................................................8

FOR MORE INFORMATION..................................................BACK COVER

ABOUT THE FUND

INVESTMENT OBJECTIVE

      The investment objective of the TANAKA Growth Fund is growth of capital.

PRINCIPAL STRATEGIES

         The Fund invests primarily in common stocks and other equity securities of small, medium and large capitalization companies. The Fund will invest primarily in domestic securities, but it may also invest up to 45% of its net assets, measured at the time of investment, in foreign securities, including multinational and emerging market securities. The Fund is a non-diversified fund, which means that the Fund may take larger positions in a small number of companies than a diversified fund.

         The Fund's investments in equity securities will generally consist of issues which the Fund's adviser believes have capital growth potential due to factors such as:

o    rapid growth in demand in existing markets;
o    expansion into new markets;
o    new product introductions;
o    reduced competitive pressures;
o    cost reduction programs;
o    changes in management; and
o other fundamental changes which may result in improved earnings growth or increased asset values.

         The investment adviser relies on research, management meetings and industry contacts to identify: o companies with above-average long-term earnings growth potential that could exceed market expectations; o industries that are positioned to participate in strong demographic, societal or economic trends; and o companies within those industries that have a particular competitive advantage or niche.

         The Fund may sell a security when:

o    the fundamentals of the company decline;

o    the security reaches a target price or price-to-earnings ratio; or

o the adviser determines to reallocate assets to a security with superior capital growth potential.

PRINCIPAL RISKS OF INVESTING IN THE FUND

o MANAGEMENT RISK. The advisor's growth-oriented approach may fail to produce the intended results.

o SMALLER COMPANY RISK. To the extent the Fund invests in smaller capitalization companies, the Fund will be subject to additional risks. These include:

o The earnings and prospects of smaller companies are more volatile than larger companies. o Smaller companies may experience higher failure rates than do larger companies.

o The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

o Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

o COMPANY RISK. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.

o MARKET RISK. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets and could cause the Fund's share price to fall.

o FOREIGN RISK. To the extent the Fund invests in foreign securities, the Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information.

         Investment in securities of issuers based in underdeveloped emerging markets entails all of the risks of investing in securities of foreign issuers outlined in this section to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the smaller size of the market for such securities and a low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility;
     (iii) certain national policies which may restrict a Fund's investment opportunities; and (iv) in the case of Eastern Europe and in China and other Asian countries, the absence of developed capital markets and legal structures governing private or foreign investment and private property and the possibility that recent favorable economic and political developments could be slowed or reversed by unanticipated events.

         In addition to brokerage commissions, custodial services and other costs relating to investment in emerging markets are generally more expensive than in the United States. Such markets have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.

o NON-DIVERSIFICATION RISK. As a non-diversified fund, the Fund will be subject to substantially more investment risk and potential for volatility than a diversified fund because its portfolio may at times focus on a limited number of companies.

o VOLATILITY RISK. Common stocks tend to be more volatile than other investment choices. The value of an individual company can be more volatile than the market as a whole. This volatility affects the value of the Fund's shares.

o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.

IS THE FUND RIGHT FOR YOU?

The Fund may be suitable for:

o    Long-term investors seeking a fund with a growth investment strategy

o Investors who can tolerate the greater risks associated with common stock investments

o Investors willing to accept the greater market price fluctuations of smaller companies

o Investors who can tolerate the increased risks of foreign and emerging market securities o Investors who can tolerate the increased risks and price fluctuations associated with a non-diversified fund

GENERAL

      The investment objective of the Fund may be changed without shareholder approval.

      From time to time, the Fund may take temporary defensive positions which are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments or repurchase agreements. If the Fund invests in shares of a money market fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

HOW THE FUND HAS PERFORMED

         Each Fund has three authorized classes of shares: Class A shares, Class B shares and Class R shares. The information provided below is primarily for Class R which is the class with the longest history. Its expenses generally are slightly lower, and its performance higher than Class A and Class B shares. Each class is subject to different expenses and a different sales charge structure. Class R shares are offered through a separate prospectus only to certain investors. The information below provides an indication of the risks of investing in a fund by showing changes in the Fund's performance from year to year. Annual returns assume reinvestment of dividends and distributions. Historical performance of a fund does not necessarily indicate what will happen in the future. Sales charges have not been deducted from total returns (in the bar chart). Returns would have been lower had these charges been deducted.

(Total return as of December 31) [Insert bar chart with the following data points:

1999...............(__)%]

      During the period shown, the highest return for a quarter was (__)% (Q_, 1999); and the lowest return was (__)% (Q_, 1999).

AVERAGE ANNUAL TOTAL RETURNS (through December 31, 1999):

                             One Year                   Since Inception1

The Fund                      (___)%                        (___)%

_____ Index                   (___)%                        (___)%

      1[insert date of inception]

                   FEES AND EXPENSES OF INVESTING IN THE FUND

The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)           Class A          Class B
Maximum Sales Charge (Load) Imposed on Purchases                      4.50%             NONE
Maximum Deferred Sales Charge (Load)                                  1.00%             5.00%
Redemption Fee                                                        NONE              NONE
Exchange Fee                                                          NONE              NONE

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Management Fees                                                       1.00%            1.00%
Distribution (12b-1) Fees                                             0.25%            0.75%
Other Expenses*                                                        ___%             ____%
Total Annual Fund Operating Expenses                                   ___%             ____%
Expense Reimbursement**                                                ___%             ____%
Net Expenses                                                           ___%             ____%

*     Estimated.

** The investment adviser has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage, and extraordinary expenses) until April 1, 2001 to an annual rate of 1.75% of the average net assets of the Fund attributable to the Class A shares and 2.50% of the average net assets of the Fund attributable to the Class B shares.

Example:

         The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, reinvestment of dividends and distributions, 5% annual total return, constant operating expenses, and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs will be:

                1 YEAR           3 YEARS           [5 YEARS          10 YEARS]
                ------           --------           -------          ---------

CLASS A
CLASS B

                                HOW TO BUY SHARES

         The minimum initial investment in the Fund is $1,000 and minimum subsequent investments are $500. The Fund may waive the minimum under certain circumstances. You may purchase shares of the Fund through brokers and other financial institutions that have entered into sales agreements with the Fund's distributor. These institutions may charge a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Fund. The Fund is not responsible for the failure of any institution to promptly forward these requests

INITIAL PURCHASE

         BY MAIL- To be in proper form, your initial purchase request must include: o a completed and signed investment application form (which accompanies this Prospectus); and o a check (subject to the minimum amounts) made payable to the Fund.

Mail the application and check to:

 U.S. Mail:                              Overnight:
      TANAKA Funds, Inc                         TANAKA Funds, Inc.
      c/o Unified Fund Services, Inc.           c/o Unified Fund Services, Inc.
      P.O. Box 6110                             431 North Pennsylvania Street
      Indianapolis, Indiana  46206-6110         Indianapolis, Indiana  46204

         BY WIRE- You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc. the Fund's transfer agent at 877-4-TANAKA to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, provide your bank with the following information for purposes of wiring your investment:

         Firstar Bank, N.A.

         ABA #0420-0001-3

         Attn: TANAKA Funds, Inc.:  TANAKA Growth Fund
         Account Name _________________(write in shareholder name)
         For the Account # ______________(write in shareholder account number)

         D.D.A.#488922451

         You must mail a signed application to Firstar Bank, N.A, the Fund's custodian, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, [but the Fund may charge shareholders for this service in the future].

THROUGH FINANCIAL INSTITUTIONS

         If you purchase shares through a broker-dealer or financial institution, your purchase will be subject to its procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable to shareholders who invest in the Fund directly. You should acquaint yourself with the institution's procedures and read this Prospectus in conjunction with any materials and information provided by your institution. If you purchase Fund shares in this manner, you may or may not be the shareholder of record and, subject to your institution's and the Fund's procedures, may have Fund shares transferred into your name. There is typically a one to five day settlement period for purchases and redemptions through broker-dealers.

ADDITIONAL INVESTMENTS

         You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail purchase request must contain:

         -your name                 -the name of your account(s)
         -your account number(s)    -a check made payable to TANAKA Funds, Inc.

          Checks should be sent to the TANAKA Funds, Inc. at the address listed above. A bank wire should be sent as outlined above.

SALES LOADS

CLASS A SHARES

         Shares of the Fund are purchased at the public offering price. The public offering price for Class A shares is the next determined NAV plus a sales load as shown in the following table.

==================================== --------------------------------- ================================
                                        Sales Load as of % of:
                                       Public               Net
                                      Offering             Amount         Dealer Reallowance as % of
  Amount of Investment                 Price              Invested         Public Offering Price
==================================== --------------------------------- ================================
==================================== ================================= ================================
Less than $100,000                     4.50%                4.71%               4.00%
$100,000 but less than $250,000        3.75%                3.90%               3.25%
$250,000 but less than $500,000        2.75%                2.83%               2.50%
$500,000 but less than $1,000,000      2.25%                2.30%               2.00%
$1,000,000 or more                    See Below           See Below          See Below
==================================== ================================= ================================

Investments of $1 million or more are sold with no initial sales charge. A 1% contingent deferred sales charge may be imposed on certain redemptions made within one year of purchase by Class A accounts of $1 million or more. A dealer concession of up to 1% may be paid by the distributor on these investments. [Investments by certain individuals and entities including employees and other associated persons of dealers authorized to sell shares of the Fund and the Investment Adviser are not subject to a sales charge (see "Sales at Net Asset Value" below)].

         REDUCING THE SALES CHARGE. As shown in the table above, the size of the total investment in the Class A shares of the Fund will affect the sales charge. Described below are several methods to reduce the applicable sales charge. In order to obtain a reduction in the sales charge, you must notify, at the time of purchase, your dealer, the transfer agent or the investment adviser of the applicability of one of the following:

         RIGHTS OF AGGREGATION. The investment schedule above applies to the total amount being invested by any "person," which term includes an individual, his spouse and children under the age of 21, a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under the Code) although more than one beneficiary is involved, or any United States bank or investment adviser purchasing shares for its investment advisory clients or customers. Any such person purchasing for several accounts at the same time may combine these investments into a single transaction in order to reduce the applicable sales charge.

         RIGHTS OF ACCUMULATION. You may purchase Class A shares of the Fund at a reduced sales charge by taking into account not only the amount then being invested, but also the current net asset value of the shares of the Fund already held. If the current net asset value of the qualifying shares already held plus the net asset value of the current purchase exceeds a point in the schedule of sales charges at which the charge is reduced to a lower percentage, the entire current purchase is eligible for the reduced charge. To be entitled to a reduced sales charge pursuant to the Rights of Accumulation, you must notify your dealer, the transfer agent or the distributor at the time of purchase that you wish to take advantage of such entitlement, and give the numbers of your account, and those accounts held in the name of your spouse or for a minor child, and your specific relationship to each such other person.

         LETTER OF INTENTION. You may also qualify for a reduced sales charge by completing a Letter of Intention set forth on a separate form, which is available from the Fund. This enables you to aggregate purchases of shares of the Fund during a 12-month period for purposes of calculating the applicable sales charge. All shares of the Fund currently owned will be credited as purchases toward the completion of the Letter at the greater of their net asset value on the date the Letter is executed or their cost. No retroactive adjustment will be made if purchases exceed the amount indicated in the Letter. For each investment made, you must notify your dealer, the transfer agent or the distributor that a Letter is on file along with all account numbers associated with the Letter.

         The Letter is not a binding obligation. However, 5% of the amount specified in the Letter will be held in escrow, and if your purchases are less than the amount specified, the you will be requested to remit to the Fund an amount equal to the difference between the sales charge paid and the sales charge applicable to the aggregate purchases actually made. If not remitted within 20 days after written request, an appropriate number of escrowed shares will be redeemed in order to realize the difference. However, the sales charge applicable to the investment will in no event be higher than if you had not submitted a Letter.

          SALES AT NET ASSET VALUE. Class A shares of the Fund may be sold at net asset value (i.e., without a sales charge) to:

o registered representatives or employees (and their immediate families) of authorized dealers, or to any trust, pension, profit-sharing or other benefit plan for only such persons;
o banks or trust companies or their affiliates when the bank, trust company, or affiliate is authorized to make investment decisions on behalf of a client;
o investment advisers and financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services;
o clients of such investment advisers and financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the broker, agent, investment adviser or financial institution; and
o retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to those defined in Section 401(a), 403(b) or 457 of the Code and "rabbi trusts."

      Class A shares of the Fund may also be sold at net asset value to current officers, directors and employees (and their immediate families) of the Fund, the Investment Adviser, the distributor, employees (and their immediate families) of certain firms providing services to the Fund (such as the Custodian and the Administrator), and to any trust, pension, profit-sharing or other benefit plan for only such persons. The Fund may also issue Class A shares at net asset value in connection with the acquisition of, or merger or consolidation with, another investment company.

         The sales of Class A shares at net asset value described in this section are made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the Class A shares will not be resold except through redemption. Such notice must be given to the transfer Agent or the distributor at the time of purchase on a form for this purpose as available from the Fund.

CLASS B SHARES--DEFERRED SALES CHARGE ALTERNATIVE

         The Class B shares can be purchased at net asset value without an initial sales charge. However, if the Class B shares are redeemed within six years after purchase, they are subject to a contingent deferred sales charge (expressed as a percentage of the lesser of the current net asset value or original cost) which will vary according to the number of years from the purchase of Class B shares until the redemption of those shares. The amount of the contingent deferred sales charge on Class B shares is set forth below.

YEAR SINCE PURCHASE                                  CDSC

         Less than 1 year                            5.0%
         1 to 3 year                                 4.0%
         3 to 5 years                                2.0%
         5 to 6 year                                 1.0%
         6 years or more                             None


         Class B shares are subject to higher distribution fees than Class A shares for a period of eight years (after which they convert to Class A shares). Shares purchased through reinvestment of dividends on Class B shares also will convert automatically to Class A shares along with the underlying shares on which they were earned. Conversion occurs at the end of the month which precedes the eighth anniversary of the purchase date.

         The higher fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares.

         APPLICATION OF THE CONTINGENT DEFERRED SALES CHARGE. Shares obtained from dividend or distribution reinvestment are not subject to the contingent deferred sales charge. The contingent deferred sales charge, if applicable, is deducted from the amount of the redemption. The contingent deferred sales charge will be waived on redemptions of shares following the death or disability of a shareholder or to meet the requirements of certain qualified retirement plans.

         GENERAL. In addition to the discount or commission paid to dealers, a distributor may from time to time pay additional cash or other incentives to dealers in connection with the sale of shares of the Fund. Such additional amounts may be utilized, in whole or in part, in some cases together with other revenues of such dealers, to provide additional compensation to registered representatives who sell shares of the Fund.

         REINSTATEMENT PRIVILEGE. If you redeem Class A shares and then decide to reinvest them, you may, within 120 calendar days of the date of redemption, use all or any part of the proceeds of the redemption to reinstate, free of an initial sales charge, all or any part of the investment in Class A shares of the Fund. If you redeem Class A shares and the redemption was subject to a contingent deferred sales charge, you may reinstate all or any part of the investment in shares of the same class of the Fund within 120 calendar days of the date of redemption and receive a credit for the applicable contingent deferred sales charge paid. Such investment will be reinstated at the net asset value per share established as of the close of trading on the New York Stock Exchange on the day the request is received. The transfer agent must be informed that the purchase represents a reinstated investment. Reinstated shares must be registered exactly and be of the same class as the shares previously redeemed; and the Fund's minimum initial investment amount must be met at the time of reinstatement.

DESCRIPTION OF CLASSES

         The Fund currently offers three classes of shares: Class A, Class B and Class R shares. Each Class is subject to different expenses and a different sales charge structure

         When purchasing shares, specify which Class you are purchasing. [All purchase orders that fail to specify a Class will automatically be invested in Class R shares.] The differing expenses applicable to the different classes of a Fund's shares may affect the performance of those classes. Broker/dealers and others entitled to receive compensation for selling or servicing Fund shares may receive more with respect to one class than another.

DISTRIBUTION PLANS

         Each Class has adopted a plan under Rule 12b-1 that allows the Class to pay distribution fees for the sale and distribution of its shares and allows the class to pay for services provided to shareholders. Class A shares pay annual 12b-1 expenses of 0.25%. Class B shares pay annual 12b-1 expenses of 0.75%. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

AUTOMATIC INVESTMENT PLAN

         You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application, obtainable from the transfer agent. Investments may be made monthly or quarterly. You may terminate the automatic investment or change the amount of your monthly purchase at any time by written notification to the Transfer Agent.

TAX SHELTERED RETIREMENT PLANS

         Since the Fund is oriented to longer-term investments, the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Fund's transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Fund's transfer agent about the IRA custodial fees.

OTHER PURCHASE INFORMATION

         The Fund may limit the amount of purchases and refuse to sell to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

                              HOW TO REDEEM SHARES

         You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. Presently there is no charge for wire redemptions; however, the Fund may charge for this service in the future. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. If you redeem your shares through a broker/dealer or other institution, you may be charged a fee by that institution.

          BY MAIL - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

         TANAKA Funds, Inc.
         c/o Unified Fund Services, Inc.
         P.O. Box 6110
         Indianapolis, Indiana  46206-6110

         Requests to sell shares are processed at the net asset value next calculated after we receive your order in proper form, less any applicable sales charge. To be in proper form, your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or the Fund's transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

         BY TELEPHONE - You may redeem any part of your account in the Fund by calling the Fund's transfer agent at 877-4-TANAKA. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The Fund or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

         BY WIRE- If you have elected wire redemption privileges, the Fund will, upon request, transmit the proceeds of any redemption greater than $10,000 by Federal Funds wire to a bank account designated on your Account Application. Presently there is no charge for wire redemptions; however, the Fund reserves the right to charge for this service. Any charge for wire redemptions will be deducted from your Fund account by redemption of shares. If you wish to request bank wire redemptions by telephone, you must also elect telephone redemption privileges.

         ADDITIONAL INFORMATION - If you are not certain of the requirements for a redemption please call the Fund's transfer agent at 877-4-TANAKA. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates.

         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 60 days' written notice if the value of your shares in the Fund is less than $1,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax advisor concerning the tax consequences of involuntary redemptions. You may increase the value of your shares in the Fund to the minimum amount within the 60-day period. Your shares are subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

                             HOW TO EXCHANGE SHARES

         [You may exchange your shares for shares of the Unified Taxable Money Market Fund, a money market fund managed by Unified Investment Advisers, Inc. and a separate series of the Unified Funds. You may receive a copy of the prospectus for the Unified Taxable Money Market Fund by writing Unified or calling toll-free at 877-4-TANAKA. No sales charges are imposed on exchange between a Fund and the Unified Taxable Money Market Fund. Exchanges into the Unified Taxable Money Market Fund are subject to the fees charged by that fund as set forth in the Unified Taxable Money Market Fund prospectus.

         EXCHANGE PROCEDURE-You may request an exchange by writing to Unified at 431 North Pennsylvania Street, Indianapolis, Indiana 46204. The minimum amount for an exchange to open an account in the Unified Taxable Money Market Fund is $1,000. You do not need to complete a new account application, unless you are requesting different shareholder privileges for the new account. The Fund reserves the right to reject any exchange request and may modify or terminate the exchange privilege at any time. There is no charge for the exchange privilege or limitation as to frequency of exchanges.

         An exchange of shares in a Fund pursuant to the exchange privilege is, in effect, a redemption of Fund shares (at net asset value) followed by the purchase of shares of the investment company into which the exchange is made (at net asset value) and may result in a a taxable gain or loss for Federal income tax purposes. The exchange privilege is available to shareholders residing in any state in which shares of Unified Taxable Money Market Fund, as applicable, may legally be sold.

         TELEPHONE EXCHANGES- If you have elected telephone exchange privileges, you may request an exchange by calling Unified toll-free at 877-4-TANAKA. Neither the Fund nor Unified is responsible for the authenticity of telephone instructions or losses, if any, resulting from unauthorized telephone exchange requests. Unified employs reasonable procedures to insure that telephone orders are genuine and, if it does not, it may be liable for any losses due to unauthorized transactions. You should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements.]

                        DETERMINATION OF NET ASSET VALUE

         The price you pay for your shares is based on the Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

         The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the Fund's advisor at their fair value, according to procedures approved by the Fund's board of trustees.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

         DIVIDENDS AND DISTRIBUTIONS. The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. The Fund expects that its distributions will consist primarily of capital gains.

         TAXES. In general, selling shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. Because distributions of long-term capital gains are subject to capital gains taxes, regardless of how long you have owned your shares, you may want to avoid making a substantial investment when a Fund is about to make a long-term capital gains distribution.

         Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

         The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax advisor about your investment.

                             MANAGEMENT OF THE FUND

          Tanaka Capital Management, Inc., 230 Park Avenue, Suite 960, New York, New York 10169, serves as investment advisor to the Fund. Tanaka Capital Management, Inc. has been providing portfolio management services since its founding, in 1986, by Graham Y. Tanaka. In addition to the assets of the Fund, the investment adviser and its affiliates manage other assets of approximately $170 million.

         Graham Y. Tanaka has been primarily repsonsible for the day-to-day management of the Fund's portfolio since its inception in December 1998. Mr. Tanaka has approximately 12 years of experience managing a mutual fund portfolio, and has approximately 18 years of experience managing investment portfolios for private clients. From 1973 until 1978, Mr. Tanaka was a research analyst at Morgan Guaranty Trust. He then worked at Fiduciary Trust Company of New York as Vice President from 1978-1980. Prior to launching Tanaka Capital, Mr. Tanaka served as Chairman at Milbank Tanaka & Associates from 1980 to 1986. He is a member of The Electronic Analyst Group and also a member of the Healthcare Analyst Association. Mr. Tanaka currently serves on the boards of TransAct Technologies, Inc. and Tridex Corporation. He is a 1971 graduate of Brown University (BS, BA), a 1973 graduate of Stanford University (MBA) and a Chartered Financial Analyst (CFA).

         During the fiscal period from December 30, 1998 to November 30, 1999, the Fund paid the advisor a fee equal to [ %] of its average daily net assets. The advisor may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain admistrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

                              FINANCIAL HIGHLIGHTS

          The following condensed supplementary financial information for the period December 30, 1998 (commencement of operations) to November 30, 1999 is derived from the audited financial statements of the Fund. As of November 30, 1999, the Class A and Class B shares had not been offered for sale. The following information relates to Class R only. The financial statements of the Fund have been audited by McCurdy & Associates CPA's, Inc., independent public accountants, and are included in the Fund's Annual Report. The Annual Report contains additional performance information and is available upon request and without charge.



TANAKA Growth Fund - Class R
Financial Highlights for the period December 30, 1998
   (Commencement of Operations) to November 30, 1999




Selected Per Share Data
Net asset value, beginning of period                   $ 10.00
                                                     ----------
Income from investment operations
   Net investment income                                 (0.08)
   Net realized and unrealized gain (loss                 3.13
                                                     ----------
                                                     ----------
Total from investment operations                          3.05
                                                     ----------

Net asset value, end of period                         $ 13.05
                                                     ==========

Total Return (b)                                        30.50%

Ratios and Supplemental Data
Net assets, end of period (000)                         $1,495
Ratio of expenses to average net assets                  1.75%  (a)
Ratio of expenses to average net assets
   before reimbursement                                 13.89%  (a)
Ratio of net investment income (loss) to
   average net assets                                  (0.80)%  (a)
Ratio of net investment income (loss) to
   average net assets before reimburse                (12.94)%  (a)
Portfolio turnover rate                                 53.45%  (a)

(a)  Annualized
(b)  For periods of less than a full year, total returns are not annualized.

                              FOR MORE INFORMATION

      Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions, investment strategies and performance results as of the Fund's latest semi-annual or annual fiscal year end.

         Call the Funds at 877-4-TANAKA to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

         You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Investment Company Act #811-9096

                               TANAKA GROWTH FUND

                                    R SHARES

                                   PROSPECTUS

                                JANUARY __, 2000

INVESTMENT OBJECTIVE:

Growth of capital

230 Park Avenue, Suite 960
New York, New York  10169

877-4-TANAKA

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

                                                                            PAGE

ABOUT THE FUND.................................................................1

FEES AND EXPENSES OF INVESTING IN THE FUND.....................................3

HOW TO BUY SHARES..............................................................4

HOW TO REDEEM SHARES...........................................................6

HOW TO EXCHANGE SHARES.........................................................7

DETERMINATION OF NET ASSET VALUE...............................................7

DIVIDENDS, DISTRIBUTIONS AND TAXES.............................................8

MANAGEMENT OF THE FUND.........................................................8

FINANCIAL HIGHLIGHTS...........................................................8

FOR MORE INFORMATION..................................................BACK COVER

ABOUT THE FUND

INVESTMENT OBJECTIVE

      The investment objective of the TANAKA Growth Fund is growth of capital.

PRINCIPAL STRATEGIES

         The Fund invests primarily in common stocks and other equity securities of small, medium and large capitalization companies. The Fund will invest primarily in domestic securities, but it may also invest up to 45% of its net assets, measured at the time of investment, in foreign securities, including multinational and emerging market securities. The Fund is a non-diversified fund, which means that the Fund may take larger positions in a small number of companies than a diversified fund.

         The Fund's investments in equity securities will generally consist of issues which the Fund's adviser believes have capital growth potential due to factors such as:

o         rapid growth in demand in existing markets;
o         expansion into new markets;
o         new product introductions;
o         reduced competitive pressures;
o         cost reduction programs;
o         changes in management; and
o other fundamental changes which may result in improved earnings growth or increased asset values.

         The investment adviser relies on research, management meetings and industry contacts to identify: o companies with above-average long-term earnings growth potential that could exceed market expectations; o industries that are positioned to participate in strong demographic, societal or economic trends; and o companies within those industries that have a particular competitive advantage or niche.

         The Fund may sell a security when:

o    the fundamentals of the company decline;

o    the security reaches a target price or price-to-earnings ratio; or

o the adviser determines to reallocate assets to a security with superior capital growth potential.

PRINCIPAL RISKS OF INVESTING IN THE FUND

o MANAGEMENT RISK. The advisor's growth-oriented approach may fail to produce the intended results.

o SMALLER COMPANY RISK. To the extent the Fund invests in smaller capitalization companies, the Fund will be subject to additional risks. These include:

o The earnings and prospects of smaller companies are more volatile than larger companies.

o Smaller companies may experience higher failure rates than do larger companies.

o The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

o Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

o COMPANY RISK. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.

o MARKET RISK. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets and could cause the Fund's share price to fall.

o FOREIGN RISK. To the extent the Fund invests in foreign securities, the Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information.

         Investment in securities of issuers based in underdeveloped emerging markets entails all of the risks of investing in securities of foreign issuers outlined in this section to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the smaller size of the market for such securities and a low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility;
     (iii) certain national policies which may restrict a Fund's investment opportunities; and (iv) in the case of Eastern Europe and in China and other Asian countries, the absence of developed capital markets and legal structures governing private or foreign investment and private property and the possibility that recent favorable economic and political developments could be slowed or reversed by unanticipated events.

         In addition to brokerage commissions, custodial services and other costs relating to investment in emerging markets are generally more expensive than in the United States. Such markets have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.

o NON-DIVERSIFICATION RISK. As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of companies and will be subject to substantially more investment risk and potential for volatility than a diversified fund.

o VOLATILITY RISK. Common stocks tend to be more volatile than other investment choices. The value of an individual company can be more volatile than the market as a whole. This volatility affects the value of the Fund's shares.

o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.

IS THE FUND RIGHT FOR YOU?

The Fund may be suitable for:

o    Long-term investors seeking a fund with a growth investment strategy
o Investors who can tolerate the greater risks associated with common stock investments
o Investors willing to accept the greater market price fluctuations of smaller companies
o Investors who can tolerate the increased risks of foreign and emerging market securities
o Investors who can tolerate the increased risks and price fluctuations associated with a non-diversified fund

GENERAL

      The investment objective of the Fund may be changed without shareholder approval.

      From time to time, the Fund may take temporary defensive positions which are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments or repurchase agreements. If the Fund invests in shares of a money market fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

HOW THE FUND HAS PERFORMED

         The bar chart shows changes in the Fund's returns since the Fund's inception. The performance table shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index.

(Total return as of December 31) [Insert bar chart with the following data points:

1999...............(__)%]

      During the period shown, the highest return for a quarter was (__)% (Q_, 1999); and the lowest return was (__)% (Q_, 1999).

AVERAGE ANNUAL TOTAL RETURNS (through December 31, 1999):

                              One Year                   Since Inception1

The Fund                        (___)%                       (___)%

_____ Index                     (___)%                       (___)%

      1[insert date of inception]

                   FEES AND EXPENSES OF INVESTING IN THE FUND

The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases ...........................NONE
Maximum Deferred Sales Charge (Load)........................................NONE
Redemption Fee..............................................................NONE
Exchange Fee................................................................NONE

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Management Fees............................................................1.00%
Distribution (12b-1) Fees*.................................................0.25%
Other Expenses .............................................................___%
Total Annual Fund Operating Expenses .......................................___%
Expense Reimbursement** ....................................................___%
Net Expenses ..............................................................1.75%

*Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc. ** The Investment Adviser has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage, and extraordinary expenses) to an annual rate of 1.75% of the average net assets of the Fund attributable to the Class R shares until April 1, 2001.

Example:

         The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, reinvestment of dividends and distributions, 5% annual total return, constant operating expenses, and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs will be:

               1 YEAR           3 YEARS           5 YEARS           10 YEARS
               ------           --------          -------           --------




                                HOW TO BUY SHARES

          The minimum initial investment in the Fund is $1,000 and minimum subsequent investments are $500. The Fund may waive the minimum under certain circumstances.

INITIAL PURCHASE

         BY MAIL- To be in proper form, your initial purchase request must include:

     o a completed and signed investment application form (which accompanies this Prospectus); and

     o    a check (subject to the minimum amounts) made payable to the Fund.

     Mail the application and check to:

     U.S. Mail:                              Overnight:
         TANAKA Funds, Inc                       TANAKA Funds, Inc.
         c/o Unified Fund Services, Inc.         c/o Unified Fund Services, Inc.
         P.O. Box 6110                           431 North Pennsylvania Street
         Indianapolis, Indiana  46206-6110       Indianapolis, Indiana  46204

         BY WIRE- You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc. the Fund's transfer agent at 877-4-TANAKA to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, provide your bank with the following information for purposes of wiring your investment:

         Firstar Bank, N.A.

         ABA #0420-0001-3

         Attn: TANAKA Funds, Inc.:  TANAKA Growth Fund
         Account Name _________________(write in shareholder name)
         For the Account # ______________(write in shareholder account number)

         D.D.A.#488922451

         You must mail a signed application to Firstar Bank, N.A, the Fund's custodian, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, [but the Fund may charge shareholders for this service in the future].

THROUGH FINANCIAL INSTITUTIONS- You may purchase and redeem shares of the Fund through brokers and other financial institutions that have entered into sales agreements with AmeriPrime. These institutions may charge a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Fund. The Fund is not responsible for the failure of any institution to promptly forward these requests.

         If you purchase shares through a broker-dealer or financial institution, your purchase will be subject to its procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable to shareholders who invest in the Fund directly. You should acquaint yourself with the institution's procedures and read this Prospectus in conjunction with any materials and information provided by your institution. If you purchase Fund shares in this manner, you may or may not be the shareholder of record and, subject to your institution's and the Fund's procedures, may have Fund shares transferred into your name. There is typically a one to five day settlement period for purchases and redemptions through broker-dealers.

ADDITIONAL INVESTMENTS

         You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail purchase request must contain:

         -your name                  -the name of your account(s)
         -your account number(s)     -a check made payable to TANAKA Funds, Inc.

          Checks should be sent to the TANAKA Funds, Inc. at the address listed above. A bank wire should be sent as outlined above.

DESCRIPTION OF CLASSES

         The Fund currently offers three classes of shares: Class A, Class B and Class R shares. Each Class is subject to different expenses and a different sales charge structure

         When purchasing shares, specify which Class you are purchasing. [All purchase orders that fail to specify a Class will automatically be invested in Class R shares.] The differing expenses applicable to the different classes of a Fund's shares may affect the performance of those classes. Broker/dealers and others entitled to receive compensation for selling or servicing Fund shares may receive more with respect to one class than another.

DISTRIBUTION PLANS

         The Fund has adopted a plan under Rule 12b-1 that allows Class R of the Fund to pay distribution fees for the sale and distribution of its shares and allows the class to pay for services provided to shareholders. Class R shares pay annual 12b-1 expenses of 0.25%. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

AUTOMATIC INVESTMENT PLAN

         You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application, obtainable from the transfer agent. Investments may be made monthly or quarterly. You may terminate the automatic investment or change the amount of your monthly purchase at any time by written notification to the Transfer Agent.

TAX SHELTERED RETIREMENT PLANS

         Since the Fund is oriented to longer-term investments, the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Fund's transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Fund's transfer agent about the IRA custodial fees.

OTHER PURCHASE INFORMATION

         The Fund may limit the amount of purchases and refuse to sell to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

                              HOW TO REDEEM SHARES

         You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. Presently there is no charge for wire redemptions; however, the Fund may charge for this service in the future. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. If you redeem your shares through a broker/dealer or other institution, you may be charged a fee by that institution.

          BY MAIL - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:
                                    TANAKA Funds, Inc.
                                    c/o Unified Fund Services, Inc.
                                    P.O. Box 6110
                                    Indianapolis, Indiana  46206-6110

         Requests to sell shares are processed at the net asset value next calculated after we receive your order in proper form. To be in proper form, your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or the Fund's transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

         BY TELEPHONE - You may redeem any part of your account in the Fund by calling the Fund's transfer agent at 877-4-TANAKA. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The Fund or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

         BY WIRE- If you have elected wire redemption privileges, the Fund will, upon request, transmit the proceeds of any redemption greater than $10,000 by Federal Funds wire to a bank account designated on your Account Application. Presently there is no charge for wire redemptions; however, the Fund reserves the right to charge for this service. Any charge for wire redemptions will be deducted from your Fund account by redemption of shares. If you wish to request bank wire redemptions by telephone, you must also elect telephone redemption privileges.

         ADDITIONAL INFORMATION - If you are not certain of the requirements for a redemption please call the Fund's transfer agent at 877-4-TANAKA. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates.

         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 60 days' written notice if the value of your shares in the Fund is less than $1,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax advisor concerning the tax consequences of involuntary redemptions. You may increase the value of your shares in the Fund to the minimum amount within the 60-day period. Your shares are subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

                             [HOW TO EXCHANGE SHARES

         You may exchange your shares for shares of the Unified Taxable Money Market Fund, a money market fund managed by Unified Investment Advisers, Inc. and a separate series of the Unified Funds. You may receive a copy of the prospectus for the Unified Taxable Money Market Fund by writing Unified or calling toll-free at 877-4-TANAKA. No sales charges are imposed on exchange between a Fund and the Unified Taxable Money Market Fund. Exchanges into the Unified Taxable Money Market Fund are subject to the fees charged by that fund as set forth in the Unified Taxable Money Market Fund prospectus.

         EXCHANGE PROCEDURE-You may request an exchange by writing to Unified at 431 North Pennsylvania Street, Indianapolis, Indiana 46204. The minimum amount for an exchange to open an account in the Unified Taxable Money Market Fund is $1,000. Exchanges may only be made between identically registered accounts. You do not need to complete a new account application, unless you are requesting different shareholder privileges for the new account. The Fund reserves the right to reject any exchange request and may modify or terminate the exchange privilege at any time. There is no charge for the exchange privilege or limitation as to frequency of exchanges.

         An exchange of shares in a Fund pursuant to the exchange privilege is, in effect, a redemption of Fund shares (at net asset value) followed by the purchase of shares of the investment company into which the exchange is made (at net asset value) and may result in a a taxable gain or loss for Federal income tax purposes. The exchange privilege is available to shareholders residing in any state in which shares of Unified Taxable Money Market Fund, as applicable, may legally be sold.

         TELEPHONE EXCHANGES- If you have elected telephone exchange privileges, you may request an exchange by calling Unified toll-free at 877-4-TANAKA. Neither the Fund nor Unified is responsible for the authenticity of telephone instructions or losses, if any, resulting from unauthorized telephone exchange requests. Unified employs reasonable procedures to insure that telephone orders are genuine and, if it does not, it may be liable for any losses due to unauthorized transactions. You should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements.]

                        DETERMINATION OF NET ASSET VALUE

         The price you pay for your shares is based on the Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

         The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the Fund's advisor at their fair value, according to procedures approved by the Fund's board of trustees.

         Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

         DIVIDENDS AND DISTRIBUTIONS. The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. The Fund expects that its distributions will consist primarily of capital gains.

         TAXES. In general, selling shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. Because distributions of long-term capital gains are subject to capital gains taxes, regardless of how long you have owned your shares, you may want to avoid making a substantial investment when a Fund is about to make a long-term capital gains distribution.

         Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

         The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax advisor about your investment.

                             MANAGEMENT OF THE FUND

          Tanaka Capital Management, Inc., 230 Park Avenue, Suite 960, New York, New York 10169, serves as investment advisor to the Fund. Tanaka Capital Management, Inc. has been providing portfolio management services since its founding, in 1986, by Graham Y. Tanaka. In addition to the assets of the Fund, the investment adviser and its affiliates manage other assets of approximately $170 million.

         Graham Y. Tanaka has been primarily responsible for the day-to-day management of the Fund's portfolio since its inception in December 1998. Mr. Tanaka has approximately 12 years of experience managing a mutual fund portfolio, and has approximately 18 years of experience managing investment portfolios for private clients. From 1973 until 1978, Mr. Tanaka was a research analyst at Morgan Guaranty Trust. He then worked at Fiduciary Trust Company of New York as Vice President from 1978-1980. Prior to launching Tanaka Capital, Mr. Tanaka served as Chairman at Milbank Tanaka & Associates from 1980 to 1986. He is a member of The Electronic Analyst Group and also a member of the Healthcare Analyst Association. Mr. Tanaka currently serves on the boards of TransAct Technologies, Inc. and Tridex Corporation. He is a 1971 graduate of Brown University (BS, BA), a 1973 graduate of Stanford University (MBA) and a Chartered Financial Analyst (CFA).

         During the fiscal period from December 30, 1998 to November 30, 1999, the Fund paid the advisor a fee equal to [ %] of its average daily net assets. The advisor may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain admistrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

                              FINANCIAL HIGHLIGHTS

         The following condensed supplementary financial information for the period December 30, 1998 (commencement of operations) to November 30, 1999 is derived from the audited financial statements of the Fund. The financial statements of the Fund have been audited by McCurdy & Associates CPA's, Inc., independent public accountants, and are included in the Fund's Annual Report. The Annual Report contains additional performance information and is available upon request and without charge.



TANAKA Growth Fund - Class R
Financial Highlights for the period December 30, 1998
   (Commencement of Operations) to November 30, 1999




Selected Per Share Data
Net asset value, beginning of period                   $ 10.00
                                                     ----------
Income from investment operations
   Net investment income                                 (0.08)
   Net realized and unrealized gain (loss                 3.13
                                                     ----------
                                                     ----------
Total from investment operations                          3.05
                                                     ----------

Net asset value, end of period                         $ 13.05
                                                     ==========

Total Return (b)                                        30.50%

Ratios and Supplemental Data
Net assets, end of period (000)                         $1,495
Ratio of expenses to average net assets                  1.75%  (a)
Ratio of expenses to average net assets
   before reimbursement                                 13.89%  (a)
Ratio of net investment income (loss) to
   average net assets                                  (0.80)%  (a)
Ratio of net investment income (loss) to
   average net assets before reimburse                (12.94)%  (a)
Portfolio turnover rate                                 53.45%  (a)

(a)  Annualized
(b)  For periods of less than a full year, total returns are not annualized.

                              FOR MORE INFORMATION

      Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions, investment strategies and performance results as of the Fund's latest semi-annual or annual fiscal year end.

         Call the Funds at 877-4-TANAKA to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

         You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Investment Company Act #811-9096

                               TANAKA FUNDS, INC.

                               TANAKA GROWTH FUND
                           230 Park Avenue, Suite 960

                            New York, New York 10169

                            877-4-TANAKA (Toll-Free)

                       Statement of Additional Information
                                January __, 2000

         This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the TANAKA Growth Fund's Prospectus dated January __, 2000. [This SAI incorporates by reference the Fund's Annual Report to Shareholders for the fiscal year ended November 30, 1999 ("Annual Report").] A free copy of the Prospectus or Annual Report can be obtained by writing to TANAKA Funds, Inc., P.O. Box 6110, Indianapolis, Indiana 46204 or calling 877-4-TANAKA.

TABLE OF CONTENTS                                                           PAGE

Additional Information on Investment Techniques........................1
Investment Restrictions................................................3
Taxes..................................................................5
Dividends and Distributions............................................9
Portfolio Transactions and Brokerage...................................9
Portfolio Turnover....................................................10
Net Asset Value.......................................................10
Contingent Deferred Sales Charge......................................12
Directors and Officers................................................13
Investment Adviser....................................................15
Transfer Agent........................................................16
Administrator.........................................................16
Custodian
Distribution..........................................................16
Expenses of the Fund..................................................17
Special Shareholder Services..........................................18
General Information and History.......................................19
Performance...........................................................20

Financial Statements

         TANAKA Funds, Inc. (the "Company"), is an open-end, management investment company, commonly known as a "mutual fund" and was organized on ____, 199_. The TANAKA Growth Fund (the "Fund"), the sole series of the company, is a non-diversified series organized on ____________, 199_.

                 ADDITIONAL INFORMATION ON INVESTMENT TECHNIQUES

         The investment policies of the Fund are described in the Fund's Prospectus. The following discussion supplements the information in the Fund's Prospectus with respect to the types of securities in which the Fund may invest and the investment techniques it may use in pursuit of its investment objective

Convertible Securities

         The Fund may invest in convertible securities that are bonds, notes, debentures, preferred stocks and other securities, which are convertible into common stocks that the investment adviser deems suitable. Investments in convertible securities may provide incidental income through interest and dividend payments and/or an opportunity for capital appreciation by virtue of their conversion or exchange features.

         Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although, to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

         Convertible securities are generally subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

Foreign Securities

         The Fund expects to invest primarily in the securities of companies domiciled in the United States, although the Fund may also invest up to 45% of its net assets, measured at the time of investment, in securities of foreign issuers which meet the same criteria for investment as domestic companies. Such investments may be made directly in such issuers or indirectly through American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs") or open and closed-end investment companies. It is possible that some material information about unsponsored ADRs and ADSs will not be available.

         Most foreign stock markets are not as large or liquid as in the United States, fixed commissions on foreign stock exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign stock exchanges, brokers and companies than in the United States. Investors should recognize that foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in a possible liability to the purchaser. Payment for securities without delivery may be required in certain foreign markets. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. Foreign governments can also levy confiscatory taxes, expropriate assets, and limit repatriations of assets. Typically, there is less publicly available information about a foreign company than about a U.S. company, and foreign companies may be subject to less stringent reserve, auditing and reporting requirements. It may be more difficult for the Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

         Because investments in foreign securities will usually involve currencies of foreign countries, and because the Fund may hold foreign currencies, the value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. Although the Fund values its assets daily in terms of U.S. dollars, it does not convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

         Investment in securities of issuers based in underdeveloped emerging markets entails all of the risks of investing in securities of foreign issuers outlined in this section to a heightened degree. These heightened risks include:
(i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the smaller size of the market for such securities and a low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) in the case of Eastern Europe and in China and other Asian countries, the absence of developed capital markets and legal structures governing private or foreign investment and private property and the possibility that recent favorable economic and political developments could be slowed or reversed by unanticipated events. So long as the Communist Party continues to exercise a significant or, in some countries, dominant role in Eastern European countries or in China and other Asian countries, investments in such countries will involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation. There may be no assurance that such expropriation will not occur in the future in either the Eastern European countries or other countries. In the event of such expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to Fund shareholders.

         In addition to brokerage commissions, custodial services and other costs relating to investment in emerging markets are generally more expensive than in the United States. Such markets have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a security due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of the security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

         The Fund may invest in shares of open-and closed-end investment companies that acquire equity securities of issuers in emerging markets countries. By investing in shares of such investment companies, the Fund would indirectly pay a portion of the operating expenses, management expenses, and brokerage costs of such companies, as well as those of the Fund. Federal securities laws impose limits on such investments with which the Fund will comply, and may affect the ability of the Fund to acquire or dispose of such shares.

Warrants

         The Fund may invest up to 5% of its net assets, measured at the time of investment, in warrants or rights. A warrant is a long-term option issued by a corporation that generally gives the investor the right to buy a specified number of shares of the underlying common stock of the issuer at a specified exercise price at any time on or before an expiration date. Rights are similar to warrants, but normally have shorter durations. If the Fund does not exercise or dispose of a warrant prior to its expiration, it will expire worthless. The Fund will make such investments only if the underlying equity securities are deemed appropriate by the Investment Adviser for inclusion in the Fund's portfolio.

Repurchase Agreements

         The Fund may enter into repurchase agreements (which enables the Fund to employ its assets pending investment) during short periods of time. Ordinarily, these agreements permit the Fund to maintain liquidity and earn higher rates of return than would normally be available from other short term money-market instruments.

         Under a repurchase agreement, the Fund buys an instrument and obtains a simultaneous commitment from the seller to repurchase the investment at a specified time and at an agreed upon yield to the Fund. The seller is required to pledge cash and/or collateral which is equal to at least 100% of the value of the commitment to repurchase. The collateral is held by the Fund's custodian. The Fund will enter into only repurchase agreements involving U.S. Government securities in which the Fund may otherwise invest. Repurchase agreements are considered securities issued by the seller for purposes of the diversification test under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and not cash, a cash item or a U.S. Government security.

         The term "U.S. Government securities" refers to a variety of securities which are issued or guaranteed by the United States Treasury, by various agencies of the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government. U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by Federal agencies and U.S. Government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.An instrumentality of the U.S. Government is a government agency organized under Federal charter with government supervision.

         The Fund will always seek to perfect its security interest in the collateral. If the seller of a repurchase agreement defaults, the Fund may incur a loss if the value of the collateral securing the repurchase agreement declines. The Investment Adviser monitors the value of the collateral to ensure that its value equals or exceeds the repurchase price and also monitors the financial condition of the issuer of the repurchase agreement. If the seller defaults, the Fund may incur disposition costs in connection with liquidating the collateral of that seller. If bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by the Fund may be delayed or limited.

Illiquid or Restricted Securities

The Fund may invest up to 15% of its net assets, measured at the time of investment, in illiquid securities, for which there is a limited trading market and for which a low trading volume of a particular security may result in abrupt and erratic price movements. The Fund may be unable to dispose of its holdings in illiquid securities at acceptable prices and may have to dispose of such securities over extended periods of time. The Fund may invest in (i) securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange nor traded over-the-counter, and (ii) securities that are sold in transactions between qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended. Such securities are subject to contractual or legal restrictions on subsequent transfer. As a result of the absence of a public trading market, such restricted securities may in turn be less liquid and more difficult to value than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from the sales could, due to illiquidity, be less than those originally paid by the Fund or less than their fair value and in some instances, it may be difficult to locate any purchaser. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed or Rule 144A securities held by the Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Securities which are freely tradable under Rule 144A may be treated as liquid if the Board of Directors of the Company is satisfied that there is sufficient trading activity and reliable price information. Investing in Rule 144A securities could have the effect of increasing the level of illiquidity of the Fund's portfolio to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such 144A securities.

                             INVESTMENT RESTRICTIONS

         The policies set forth below are fundamental policies of the Fund and may not be changed without approval of a majority of the outstanding voting securities of the Fund. As used in this Statement of Additional Information, a "majority of the outstanding voting securities of the Fund" means the lesser of
(1) 67% or more of the voting securities present at a shareholders meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy at such meeting; or (2) more than 50% of the outstanding voting securities of the Fund.

         As a matter of fundamental policy, the Fund may not:

         1. Borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by a regulatory authority having jurisdiction, from time to time;

         2. concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by a regulatory authority having jurisdiction, from time to time;

         3. act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund;

         4. make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that the entry into repurchase agreements and the purchase of debt securities in accordance with its investment objective and investment policies may be deemed to be loans;

         5. issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by a regulatory authority having jurisdiction, from time to time; provided that the segregation of assets or other collateral arrangements with respect to currency-related contracts, futures contracts, options or other permitted investments, including deposits of initial and variation margin, are not considered to be the issuance of senior securities for purposes of this restriction, and obligations for which the Fund segregates assets in accordance with securities regulatory requirements will not be deemed to be senior securities;

         6. purchase or sell real estate (except that the Fund may invest in (i) securities of companies which deal in real estate, or mortgages, and (ii) securities secured by real estate or interests therein, and that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities); or

         7. purchase or sell physical commodities or contracts relating to physical commodities.

         The Fund has voluntarily adopted certain policies and restrictions, which are observed in the conduct of its affairs. These represent intentions of the Board of Directors based upon current circumstances. They differ from fundamental investment policies in that they may be changed or amended by action of the Board of Directors without prior notice to or approval of shareholders.

The following policies are non-fundamental policies and may be changed without shareholder approval. The Fund currently may not:

         (a)      purchase or sell futures contracts or options thereon;

         (b)      make short sales;

         (c) pledge, mortgage or hypothecate its assets in excess, together with permitted borrowings, of 1/3 of its total assets;

         (d) purchase securities on margin, except that the Fund may obtain such short term credits as are necessary for the clearance of transactions;

         (e) invest more than 15% of its net assets in securities which are illiquid or not readily marketable; and

         (f)      write put or call options.

         If a percentage restriction on investment or utilization of assets as set forth under "Investment Restrictions" above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or the total cost of the Fund's assets will not be considered a violation of the restriction.

                                      TAXES

         The Fund will seek to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including net short term capital gain) and generally is not subject to federal income tax (assuming the Fund meets the 90% gross income test and the tax diversification test of Subchapter M, described below) to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code. The Fund intends to distribute at least annually all of its investment company taxable income and net realized capital gains and therefore generally does not expect to pay federal income taxes.

         In order to meet the tax diversification test, at the close of each quarter of its fiscal year, (I) at least 50% of the value of the Fund's total assets must be represented by cash and cash items including receivables, U.S. Government securities, and securities of other regulated investment companies, and other securities limited in respect of any one issuer to an amount not greater than 5% of the value of its total assets, and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S.Government securities and the securities of other regulated investment companies.)

         The Fund will meet the 90% of gross income test if 90% of its annual gross income is derived from dividends, interest, payments with respect to certain securities loans, and gain from the sale or disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies.

         The Fund is subject to a 4% nondeductible excise tax on amounts required to be but which are not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses prescribed by the Code) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

         Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and net foreign currency gains, if any, less expenses. Realized net capital gains for a fiscal year are computed by taking into account any capital loss carry forward of the Fund.

         If any net realized long term capital gains in excess of net realized short-term capital losses are retained by the Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, the Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim his/her share of federal income taxes paid by the Fund on such gains as a credit against his/her own federal income tax liability, and will be entitled to increase the adjusted tax basis of his/her Fund shares by the difference between his/her pro rata share of such gains and his/her tax credit.

         Distributions of investment company taxable income are taxable to shareholders as ordinary income. If a portion of the Fund's income consists of dividends from U.S. corporations, a portion of the dividends paid by the Fund may qualify for the corporate dividends-received deduction.

         Distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders. Such distributions are not eligible for a dividends-received deduction for corporate investors.

         Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

         If shares are held in a tax-deferred account, such as a retirement plan, income and gain will not be taxable each year. Instead, the taxable portion of amounts held in a tax-deferred account generally will be subject to tax as ordinary income only when distributed from that account.

         All distributions of investment company taxable income and realized net capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends and capital gains distributions declared in October, November or December and payable to shareholders of record in such a month will be deemed to have been received by shareholders on December 31 if paid during January of the following year.

         Redemptions of shares, including exchanges for shares of another fund (to the extent such exchanges may be available), may result in tax consequences (gain or loss) to the shareholder and are also subject to information reporting requirements. Any loss recognized on a sale or exchange will be disallowed to the extent shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the acquired shares will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less may be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

         In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their Fund shares. This prohibition generally applies where
(1) the shareholder incurs a sales charge in acquiring the shares, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares of the same or another fund and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of shares. The term "reinvestment right" means any right to acquire stock of one or more funds (including the Fund) without the payment of a sales charge or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of Fund shares.

         Distributions by the Fund result in a reduction in the net asset value of its shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of their invested capital upon the distribution, which will nevertheless be taxable to them.

         If the Fund has a large enough percentage of its assets invested in foreign securities, the Fund intends to qualify for and may make the election permitted under Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and may be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the Fund to foreign countries (which taxes relate primarily to investment income). The Fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the Fund at the close of the taxable year consists of securities in foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.

         If the Fund invests in stock of certain foreign investment companies, the Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders.

         Alternatively, the Fund may elect to mark to market its foreign investment company stock, resulting in the stock being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain would be reported as ordinary income; any resulting loss and any loss from an actual disposition of the stock would be reported as ordinary loss to the extent of any net mark-to-market gains previously included in income. The Fund also may elect, in lieu of being taxable in the manner described above, to include annually in income its pro rata share of the ordinary earnings and net capital gain of the foreign investment company.

         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Gain similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain forward contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

         The Fund will be required to report to the U.S. Internal Revenue Service ("IRS") all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their Taxpayer Identification Numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the Fund is notified by the IRS or a broker that the Taxpayer Identification Number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Amounts withheld are applied against the shareholder's tax liability and a refund may be obtained from the IRS, if withholding results in overpayment of taxes. A shareholder should contact the Fund or the Transfer Agent (as defined in "Transfer Agent" below) if the shareholder is uncertain whether a proper Taxpayer Identification Number is on file with the series.

         Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions or exchanges of the Fund's shares. Each investor should consult his or her own tax adviser as to the applicability of these taxes.

         In January of each year the Company's Transfer Agent issues to each shareholder a statement of the federal income tax status of all distributions.

     The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of Fund shares. Each shareholder who is not a U.S. person should also consider the U.S. estate tax implications of holding Fund shares at death. The U.S. estate tax may apply to such holdings if an investor dies while holding shares of the Fund. Each investor should consult his or her own tax adviser about the applicability of these taxes. A distribution of net investment income to nonresident aliens and foreign corporations that are not engaged in a trade or business in the U.S. to which the distribution is effectively connected, will be subject to a withholding tax imposed at the rate of 30% upon the gross amount of the distribution in the absence of a Tax Treaty providing for a reduced rate or exemption from U.S. taxation. A distribution of net long-term capital gains realized by the Fund is not subject to tax unless the distribution is effectively connected with the conduct of the shareholder's trade or business within the United States, or the foreign shareholder is a non-resident alien individual who was physically present in the U.S. during the tax year for more than 182 days.

         The foregoing is a general abbreviated summary of present Federal income taxes on dividends and distributions. Shareholders should consult their tax advisers about the application of the provisions of the tax law described in this Statement of Additional Information in light of their particular tax situations and about any state and local taxes applicable to dividends and distributions.

                           DIVIDENDS AND DISTRIBUTIONS

         As stated previously, it is the policy of the Fund to distribute substantially all of its net investment income and net realized capital gains, if any, shortly before the close of the fiscal year (November 30th).

         All dividend and capital gains distributions, if any, will be reinvested in full and fractional shares based on net asset value (without a sales charge) as determined on the ex-dividend date for such distributions. Shareholders may, however, elect to receive all such payments, or the dividend or distribution portion thereof, in cash, by sending written notice to this effect to the Transfer Agent. This written notice will be effective as to any subsequent payment if received by the Transfer Agent prior to the record date used for determining the shareholders' entitlement to such payment. Such an election will remain in effect unless or until the Transfer Agent is notified by the shareholder in writing to the contrary.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to the supervision of the Directors, decisions to buy and sell securities for the Fund and negotiation of their brokerage commission rates are made by the Investment Adviser. Transactions on U.S. stock exchanges involve the payment by the Fund of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In certain instances, the Fund may make purchases of underwritten issues at prices which include underwriting fees. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Fund's adviser may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

         In selecting a broker to execute each particular transaction, the Investment Adviser takes the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker; the size and difficulty in executing the order; and the value of the expected contribution of the broker to the investment performance of the Fund on a continuing basis. Accordingly, the cost of the brokerage commissions to the Fund in any transaction may be greater than that available from other brokers if the difference is reasonably justified by other aspects of the portfolio execution services offered. For example, the Investment Adviser will consider the research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of the Fund or the Investment Adviser's other clients. Such research and investment services include statistical and economic data and research reports on particular companies and industries as well as research software. Subject to such policies and procedures as the Directors may determine, the Investment Adviser shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of its having caused the Fund to pay a broker that provides research services to the Investment Adviser an amount of commission for effecting a portfolio investment transaction in excess of the amount another broker would have charged for effecting that transaction, if the Investment Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the research service provided by such broker viewed in terms of either that particular transaction or the Investment Adviser's ongoing responsibilities with respect to the Fund.

         Research and investment information is provided by these and other brokers at no cost to the Investment Adviser and is available for the benefit of other accounts advised by the investment adviser and its affiliates, and not all of the information will be used in connection with the Fund. While this information may be useful in varying degrees and may tend to reduce the Investment Adviser's expenses, it is not possible to estimate its value and in the opinion of the Investment Adviser it does not reduce the Investment Adviser's expenses in a determinable amount. The extent to which the Investment Adviser makes use of statistical, research and other services furnished by brokers is considered by the Investment Adviser in the allocation of brokerage business but there is no formula by which such business is allocated. The Investment Adviser does so in accordance with its judgment of the best interests of the Fund and its shareholders.

                               PORTFOLIO TURNOVER

         Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher rate involves greater transaction expenses to the Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. Purchases and sales are made for the Fund's portfolio whenever necessary, in the Investment Adviser's opinion, to meet the Fund's objective. The Investment Adviser anticipates that the Fund's average annual portfolio turnover rate will be less than 100%.

                                 NET ASSET VALUE

         The Fund's net asset value ("NAV") per share is calculated daily from Monday through Friday on each business day on which the New York Stock Exchange (the "Exchange") is open. The Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and the preceding Friday or subsequent Monday when any of these holidays falls on a Saturday or Sunday, respectively.

         The Board of Directors has determined that the Fund's NAV be calculated as of the close of trading of the Exchange (generally 4:00 p.m., Eastern Time) on each business day from Monday to Friday or on each day (other than a day during which no security was tendered for redemption and no order to purchase or sell such security was received by the Fund) in which there is a sufficient degree of trading in the Fund's portfolio securities that the current NAV of the Fund's shares might be materially affected by changes in the value of such portfolio security. The Fund may compute its NAV per share more frequently if necessary to protect shareholders' interests.

         NAV per share is determined by dividing the total value of the Fund's securities and other assets, less liabilities (including proper accruals of taxes and other expenses), by the total number of shares then outstanding, and rounding the result to the nearer cent.

         Generally, securities owned by the Fund are valued at market value. In valuing the Fund's assets, portfolio securities, including American Depositary Receipts ("ADRs") and American Depositary Shares ("ADSs"), which are traded on the Exchange, will be valued at the last sale price prior to the close of regular trading on the Exchange, unless there are indications of substantially different valuations. Lacking any sales, the security will be valued at the last bid price prior to the close of regular trading on the Exchange. ADRs and ADSs for which such a value cannot be readily determined on any day will be valued at the closing price of the underlying security adjusted for the exchange rate. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated in accordance with procedures approved by the Board of Directors of the Fund as the primary market. Securities will be valued using quotations on the exchange and lacking any sales, securities will be valued at the last reported bid price prior to the Fund's valuation time, unless the Fund is aware of a material change in the value prior to the time it values its securities.

         Unlisted securities which are quoted on the National Market System of the National Association of Securities Dealers, Inc. (the "NASD"), for which there have been sales of such securities, shall be valued at the last sale price reported on such system. If there are no such sales, the value shall be the high or "inside" bid, which is the bid supplied by the NASD on its NASDAQ Screen for such securities in the over-the-counter market. The value of such securities quoted on the NASDAQ System, but not listed on the NASD's National Market System, shall be valued at the high or "inside" bid. Unlisted securities which are not quoted on the NASDAQ System and for which the over-the-counter market quotations are readily available will be valued at the current bid prices for such securities in the over-the-counter market. Other unlisted securities (and listed securities subject to restriction on sale) may be valued at their fair value as determined in good faith by the Board of Directors.

         The value of a security traded or dealt in upon an exchange may be valued at what the Company's pricing agent determines is fair market value on the basis of all available information, including the last determined value, if there was no sale on a given day and the pricing agent determines that the last bid does not represent the value of the security, or if such information is not available. For example, the pricing agent may determine that the price of a security listed on a foreign stock exchange that was fixed by reason of a limit on the daily price change does not represent the fair market value of the security. Similarly, the value of a security not traded or dealt in upon an exchange may be valued at what the pricing agent determines is fair market value if the pricing agent determines that the last sale does not represent the value of the security, provided that such amount is not higher than the current bid price.

         Notwithstanding the foregoing, money market investments with a remaining maturity of less than 60 days shall be valued by the amortized cost method described below; debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Fund, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques and are representative of market values at the close of the Exchange.

         The value of an illiquid security which is subject to legal or contractual delays in or restrictions on resale by the Fund shall be the fair value thereof as determined in accordance with procedures established by the Fund's Board, on the basis of such relevant factors as the following: the cost of such security to the Fund, the market price of unrestricted securities of the same class at the time of purchase and subsequent changes in such market price, potential expiration or release of the restrictions affecting such security, the existence of any registration rights, the fact that the Fund may have to bear part or all of the expense of registering such security, and any potential sale of such security to another investor. The value of other property owned by the Fund shall be determined in a manner which, in the discretion of the pricing agent of the Fund, most fairly reflects fair market value of the property on such date.

         Following the calculation of security values in terms of the currency in which the market quotation used is expressed ("local currency"), the pricing agent shall, prior to the next determination of the NAV of the Fund's shares, calculate these values in terms of U.S. dollars on the basis of the conversion of the local currencies (if other than U.S. dollars) into U.S. dollars at the rates of exchange prevailing at the valuation time as determined by the pricing agent.

         U.S. Treasury bills, and other short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, with original or remaining maturities in excess of 60 days are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, are valued at the mean of representative quoted bid and asked prices for securities of comparable maturity, quality and type. Short-term securities, with 60 days or less to maturity, are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held, on the 60th day prior to maturity, based on the value determined on the 61st day prior to maturity.

         Any purchase order may be rejected by a distributor or by the Fund.

         The Company has reserved the right to redeem its shares by payment of its portfolio securities in-kind but does not intend to do so under normal circumstances.

                        CONTINGENT DEFERRED SALES CHARGES

Class A Shares

         With respect to purchases of $1 million or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge equal to 1% of the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions. In determining, the contingent deferred sales charge applicable to a redemption of Class A shares, it will be assumed that the redemption is, first, of any shares that are not subject to a contingent deferred sales charge (for example, because an initial sales charge was paid with respect to the shares, or they have been held beyond the period during which the charge applies or were acquired upon the reinvestment of dividends and distributions) and, second, of shares held longest during the time they are subject to the sales charge. Proceeds from the contingent deferred sales charge on Class A shares are paid to the distributors of the Fund's Class A shares, and are used by the distributor to defray the expenses related to providing distribution-related services to the Fund in connection with the sales of Class A shares, such as the payment of compensation to selected dealers or financial intermediaries for selling Class A shares.

Class B Shares

         Class B shares that are redeemed within six years of purchase will be subject to a contingent deferred sales charge at the rates set forth in the Prospectus charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions.

         Proceeds from the contingent deferred sales charge on the Class B shares are paid to the distributor and are used to defray the expenses related to providing distribution-related services to the Fund in connection with the sale of the Class B shares, including payments to dealers and other financial intermediaries for selling Class B shares and interest and other financing costs associated with the Class B shares.

         In determining the contingent deferred sales charge applicable to a redemption of Class B shares, it will be assumed that the redemption is, first, of any shares that were acquired upon the reinvestment of dividends or distributions and, second, of any shares held longest during the time they are subject to the sales charge.

         The contingent deferred sales charge is waived on redemptions of shares
(i) following the death or disability, as defined in the Code, of a shareholder,
(ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70 1/2, or (iii) that had been purchased by present or former directors of the Fund, by the relative of any such person, by any trust, individual retirement account or retirement plan account for the benefit of any such person or relative, or by the estate of any such person or relative.

Conversion Feature

         At the end of the month which precedes the eighth anniversary of the purchase date of a shareholder's Class B shares, the Class B shares will automatically convert to Class A shares and will no longer be subject to higher distribution and service fees. Such conversion will occur on the basis of the relative net asset values of the two classes, without the imposition of any sales charge, fee or other charge. The purpose of the conversion feature is to reduce the distribution and service fees paid by holders of Class B shares that have been outstanding long enough for the distributor to have been compensated for distribution expenses incurred in the sale of such shares.

         For purposes of conversion to Class A, Class B shares purchased through the reinvestment of dividends and distributions paid in respect of Class B shares in a shareholder's account will be considered to be held in a separate sub-account. Each time any Class B shares in the shareholder's account (other than those in the sub-account) convert to Class A, an equal pro-rata portion of the Class B shares in the sub-account will also convert to Class A.

Class R Shares

         Class R shares are not subject to a contingent deferred sales charge.

                             DIRECTORS AND OFFICERS

         The Board of Directors supervises the business activities of the corporation. The Board of Directors approves all significant agreements between the Fund and persons or companies furnishing services to it, including the Fund's agreements with its investment adviser, administrator, fund accountant, transfer agent and custodian. The management of the Fund's day-to-day operations is delegated to its officers, the Investment Adviser and the administrator, subject always to the investment objective and policies of the Fund and to general supervision by the Board of Directors. A list of the Company's Directors and Officers and their principal occupations during the past five years are set forth below. The address of each director and Officer is c/o Tanaka Capital Management, Inc., 230 Park Avenue, Suite 960, New York, New York 10169.

*Graham Y. Tanaka, Chairman, Chief Executive Officer and President of the Company (02/23/48)

     Mr. Tanaka is currently the President of Tanaka Capital Management, Inc. ("Tanaka Capital"), having founded the firm in December 1986. From 1973 until 1978, Mr. Tanaka was a research analyst at Morgan Guaranty Trust. He then worked at Fiduciary Trust Company of New York as Vice President from 1978-1980. Prior to launching Tanaka Capital, Mr. Tanaka served as Chairman at Milbank Tanaka & Associates from 1980 to 1986. He is a member of The Electronic Analyst Group and also a member of the Healthcare Analyst Association. Mr. Tanaka currently serves on the boards of TransAct Technologies, Inc. and Tridex Corporation. He is a 1971 graduate of Brown University (BS, BA), a 1973 graduate of Stanford University (MBA) and a Chartered Financial Analyst (CFA).

Charles A. Dill, Director (11/29/39)

     Mr. Dill is a General Partner of Gateway Associates, a St. Louis-based venture capital firm. From 1991 until 1995, Mr. Dill served as President, Chief Executive Officer and Director of Bridge Information Systems. From 1988 to 1991, Mr. Dill was President, Chief Operating Officer and Director of AVX Corporation. Prior to 1988, Mr. Dill was Senior Vice President and a member of the Office of the Chief Executive of Emerson Electric. Mr. Dill serves on the boards of Stifel Financial Corp., Zoltek, TransAct Technologies, Inc., Pinnacle Automation and DT Industries, as well as the boards of several private companies. He is a 1961 graduate of Yale University (BSME) and a 1963 graduate of Harvard University
(MBA).

David M. Fox, Director (8/31/48)

         Mr. Fox, is the President and CEO of myTVshop.com, Inc. since January 1999. From March 1992 until joining myTVshop.com he was Unapix Entertainment's President, Chief Executive Officer and a Director. From June 1991 until joining Unapix Entertainment in March 1992, he was the Chief Executive Officer of David Fox and Associates, a company which he founded and which provided international programming consulting services and acted as United States sales agent for producers worldwide. From 1981 until June 1991, Mr. Fox served as Chief Executive Officer and head of Domestic Syndication and Cable Television for Fox/Lorber Associates, Inc. ("Fox/Lorber"), a corporation which he co-founded and which engaged in the worldwide distribution of feature films, home video and television programs. From March 1990 to June 1991, Mr. Fox also served as Director of GAGA Communications, a Japanese company engaged in home video and theatrical distribution. Prior to founding Fox/Lorber, Mr. Fox was Eastern and Midwest Sales Manager for D.L. Taffner Ltd., syndicator of Three's Company and The Benny Hill Show. He is a 1970 graduate of Brown University (BA) and a 1974 graduate of Harvard (MBA).

Thomas R. Schwarz, Director (6/1/36)

     Mr. Schwarz was President and Chief Operating Officer of Dunkin Donuts Inc. (1966-1989); Chairman of the Board and Chief Executive Officer of Grossmans Inc. (1989-1994) and retired in 1994. Mr. Schwarz currently sits on the following boards: TransAct Technologies, Inc., Tridex Corporation, A&W Restaurants, Lebhar-Friedman Publishing and Foilmark Inc. He is a 1958 graduate of Williams College (BA) and a 1964 graduate of Harvard University (MBA).

Scott D. Stooker, Director (6/16/54)

         Mr. Stooker has been the owner and President of 1st Team Communications Inc. since 1990. He has served as a member on the board of directors of The Advertising Club of Delaware, Big Brothers/Little Sisters of Delaware, and currently serves on the board of Saint Anthony's Community Center. He is a 1976 graduate of University of Kansas (BSJ, BFA).

Robert L. Grant, Secretary (insert birth date)

         [insert biography].

Paul L. Bellany, Treasurer and Chief Financial Officer (insert birth date)

         [insert biography].

         Persons deemed to be "interested" persons of the Company under the Investment Company Act of 1940.

         [With the exception of Fund shares owned by Graham Y. Tanaka in the amount of the $100,000 initial capital he paid to the Fund, as of the date of this Statement of Additional Information, the Directors and Officers of the Company own less than 1% of the Fund.]

Compensation of Directors and Certain Officers

         The Directors of the Fund who are employees of the Investment Adviser or officers or employees of any of its affiliates receive no remuneration from the Fund. Each of the other Directors is paid up to $2,500 per year, which is divided into a number of payments equal to the number of in person meetings. Each Director is also reimbursed for the expenses of attendance at such meetings. Directors will be paid only that portion of the $2,500 total which is proportionate to the number of meetings which the Director actually attended during the year. The fees paid to Directors will be deferred until such time as the Fund has net assets of $15 million.

         The following table sets forth information regarding compensation of Directors by the Fund for the fiscal year ended November 30, 1999. Officers of the Fund and Directors who are interested persons of the Fund do not receive any compensation from the Fund. The Fund does not provide compensation in the form of pension or retirement benefits to any of its Directors.

Compensation Table
Fiscal Year Ended November 30, 1999

================================================================================
Name of Person, Position                  Aggregate Compensation from Registrant

================================================================================
================================================================================

================================================================================

*        Member of the Audit Committee

** "Interested person," as defined in the 1940 Act, of the Fund because of the affiliation with Tanaka Capital Management, Inc.

                               INVESTMENT ADVISER

         Tanaka Capital Management, Inc. (the "Investment Adviser"), 230 Park Avenue, Suite 960, New York, New York 10169, manages the investment of the assets of the Fund pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). The Advisory Agreement will be effective for a period of two years from December 14, 1998 and may be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Company's Board of Directors or by vote of a majority of the outstanding voting securities of the Fund, provided the continuance is also approved by a majority of the Directors who are not "interested persons" of the Company or the Investment Adviser by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement is terminable without penalty on 60 days' notice by the Company's Board of Directors or by the Investment Adviser. The Advisory Agreement provides that it will terminate automatically in the event of its assignment.

         The Company has designated Graham Y. Tanaka, President and a Director of the Investment Adviser, as the Chairman, President and Chief Executive Officer of the Company.

         The Investment Adviser is paid a fee to be accrued daily at an annual rate of 1.00% of the average daily net assets of the Fund. All expenses not specifically assumed by the Investment Adviser are assumed by the Fund. For the period _____, 1998 (commencement of operations) through November 30, 1999, the corporation paid advisory fees of $____.


                                 TRANSFER AGENT

         Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, is the Fund's transfer agent and dividend disbursing agent, pursuant to a Mutual Fund Services Agreement dated December 14, 1998. Unified also provides fund accounting services to the Fund under this agreement. Unified is compensated pursuant to a schedule of fees for its services, and by reimbursement for out-of-pocket expenses. The schedule calls for a minimum payment by the Fund of $15,000 per year plus $7,500 per year per additional class. For the period _____, 1998 (commencement of operations) though November 30, 1999, Unified received $___, from the Adviser for these services.


                                  ADMINISTRATOR

         AmeriPrime Financial Services, Inc. (the "Administrator"), 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the Fund's administrator pursuant to an Administrative Services Agreement, which is dated December 14, 1998 (the "Administration Agreement"). The Administration Agreement is described in the Fund's Prospectus. The Administration Agreement continues in effect from year to year for a period of one year only if the Board of Directors, including a majority of the Directors who are not interested persons of the Company or the Administrator, approve the extension at least annually. For the period ___, 1998 (commencement of operations) through November 30, 1999, the Administrator received $___, from the Advisor for these services.

Custodian

         Firstar Bank, N.A. (the "Custodian"), 425 Walnut Street, Cincinnati, Ohio 45202, is the custodian for the Fund. The Custodian collects income when due and holds all of the Fund's portfolio securities and cash. The Custodian is authorized to appoint other entities to act as sub-custodians to provide for the custody of foreign securities which may be acquired and held by the Fund outside the United States.

                                  DISTRIBUTION

Distributor

         AmeriPrime Financial Securities, Inc. (the "Distributor" or "AmeriPrime"), 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, acts as a distributor of the Fund's shares pursuant to a Distribution Agreement between the Fund and the Distributor.

Distribution and Service Plans

         The Company has adopted, in accordance with Rule 12b-1 under the 1940 Act, separate Rule 12b-1 distribution and/or service plans pertaining to the Fund's Class A, Class B and Class R shares (each, a "Plan"). In adopting each Plan, a majority of the Independent Directors have concluded in accordance with the requirements of Rule 12b-1 that there is a reasonable likelihood that each Plan will benefit the Fund and its shareholders. The Directors of the Company believe that the Plans should result in greater sales and/or fewer redemptions of the Fund's shares, although it is impossible to know for certain the level of sales and redemptions of the Fund's shares in the absence of a Plan or under an alternative distribution arrangement.

         Under the Plan applicable to the Class R shares of the Fund, payments may be made by the Fund for the purpose of financing any activity primarily intended to result in the sales of Class R shares of the Fund as determined by the Board of Directors. Such activities typically include advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity on behalf of the Class R shares is one which the Fund may finance without a Plan, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations. Payments under the Class R Plan are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred on behalf of the Class R shares.

         Under the Plans for the Class A and Class B shares, the Fund may pay a service fee, accrued daily and paid monthly, at the annual rate of up to 0.25% of the average daily net assets attributable to its Class A or Class B shares, as the case may be. The services for which service fees may be paid include, among other things, advising clients or customers regarding the purchase, sale or retention of shares of the Fund, answering routine inquiries concerning the Fund, assisting shareholders in changing options or enrolling in specific plans and providing shareholders with information regarding the Fund and related developments. Pursuant to each Plan, service fee payments made out of or charged against the assets attributable to the Fund's Class A or Class B shares must be in reimbursement for services rendered for or on behalf of the affected class. The expenses not reimbursed in any one month may be reimbursed in a subsequent month.

         Under the Fund's Class B Plan, the Fund may also pay a distribution fee, accrued daily and paid monthly, at the annual rate of 0.75% of the average daily net assets attributable to its Class B shares. The distribution fee compensates a distributor for expenses incurred in connection with activities primarily intended to result in the sale of the Fund's Class B shares, including, but not limited to, compensation to broker-dealers that have entered into a Dealer Agreement with the distributor; compensation to and expenses of employees of the distributor who engage in or support distribution of the Fund's Class B shares; telephone expenses; interest expense; printing of prospectuses and reports for other than existing shareholders; preparation, printing and distribution of sales literature and advertising materials; and profit on the foregoing.

         Among other things, each Plan provides that (1) the distributor or the Investment Adviser, as the case may be, will submit to the Board at least quarterly, and the Directors will review, written reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made;
(2) each Plan will continue in effect only so long as such continuance is approved at least annually, and any material amendment thereto is approved, by the votes of a majority of the Board, including the Independent Directors, cast in person at a meeting called for that purpose; (3) payments by the Fund under each Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class; and (4) while each Plan is in effect, the selection and nomination of Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund shall be committed to the discretion of the Directors who are not "interested persons" of the Company.

         A report of the amount expended pursuant to each Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review at least quarterly.

     [As of the date of this SAI, no payments had been made under the Plans with respect to the Fund.]

         Each Plan may be amended at any time with respect to the class of shares of the Fund to which the Plan relates by vote of the Directors, including a majority of the Independent Directors, cast in person at a meeting called for the purpose of considering such amendment provided that approval of the shareholders of the applicable class is required for any amendment to increase materially the costs which a class may bear for distribution pursuant to the Plan. Each Plan may be terminated at any time with respect to the class of shares of the Fund to which the Plan relates, without payment of any penalty, by vote of a majority of the Independent Directors, or by vote of a majority of the outstanding voting securities of that class.

                              EXPENSES OF THE FUND

         The Fund will pay its expenses not assumed by the Investment Adviser, including, but not limited to, the following: distribution expenses; custodian fees and expenses; stock transfer and dividend disbursing fees and expenses; taxes; expenses of the issuance and redemption of Fund shares (including registration and qualification fees and expenses); legal and auditing expenses; and the cost of stationery and forms prepared exclusively for the Fund.

         The allocation of the general expenses of the Company among the Fund and any other series of the Company that may be created in the future will be made on a basis that the Company's Board of Directors deems fair and equitable, which may be based on the relative net assets of the series of the Company or the nature of the services performed and relative applicability to each seriesof the Company.

                          SPECIAL SHAREHOLDER SERVICES

         As described briefly in the Prospectus, the Fund offers the following shareholder services:

         Regular Account: The regular account allows for voluntary investments to be made at any time and is available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others. Investors are free to make additions and withdrawals to or from their regular account as often as they wish. Simply use the Account Application provided with the rospectus to open your regular account.

         Telephone Transactions: You may redeem shares by telephone if you request this service at the time you complete the initial Account Application. If you do not elect this service at that time, you may do so at a later date by putting your request in writing to the Transfer Agent and having your signature guaranteed.

         The Fund and the Transfer Agent employ reasonable procedures designed to confirm the authenticity of your instructions communicated by telephone and, if the Fund or Transfer Agent does not, they may be liable for any losses due to unauthorized or fraudulent transactions. As a result of this policy, a shareholder authorizing a telephone redemption bears the risk of loss which may result from unauthorized or fraudulent transactions which the Fund or Transfer Agent believes to be genuine. When you request a telephone redemption, or exchange, if available, you will be asked to respond to certain questions designed to confirm your identity as a shareholder of record. Your cooperation with these procedures will protect your account and the Fund from unauthorized transactions.

         Automatic Investment Plan: Shareholders may also purchase additional Fund shares at regular, pre-selected intervals by authorizing the automatic transfer of funds from a designated bank account maintained with a United States banking institution which is an Automated Clearing House member. Under the program, existing shareholders may authorize amounts to be debited from their bank account and invested in the Fund monthly or quarterly. Shareholders wishing to participate in this program may obtain the applicable forms from the Transfer Agent. Shareholders may terminate their automatic investments or change the amount to be invested at any time by written notification to the Transfer Agent.

Individual Retirement Account (IRA):

         Traditional IRA: An individual may make a deductible contribution to a traditional individual retirement account ("IRA") of up to $2,000 or, if less, the amount of the individual's earned income for any taxable year prior to the year the individual reaches age 70 1/2 if neither the individual nor his or her spouse is an active participant in an employer's retirement plan. An individual who is (or who has a spouse who is) an active participant in an employer retirement plan also may be eligible to make deductible IRA contributions; the amount, if any, of IRA contributions that are deductible by such an individual is determined by the individual's (and spouse's, if applicable) adjusted gross income for the year. Even if an individual is not permitted to make a deductible contribution to an IRA for a taxable year, however, the individual nonetheless may make nondeductible contributions up to $2,000, or 100% of earned income if less, for that year. One spouse also may contribute up to $2,000 per year to the other spouse's own IRA, even if the other spouse has earned income of less than $2,000, as long as the spouses' joint earned income is at least $4,000. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. If you receive a lump sum distribution from another qualified retirement plan, you may roll over all or part of that distribution into a traditional IRA. Such a rollover contribution is not subject to the limits on annual IRA contributions. By complying with applicable rollover rules, you can continue to defer federal income taxes on your rollover contribution and on any income that is earned on that contribution.

         Roth IRA: An individual also may make nondeductible contributions to a Roth IRA of up to $2,000 or, if less, the amount of the individual's earned income for any taxable year if the individual's (and spouse's, if applicable) adjusted gross income for the year is less than $95,000 for single individuals or $150,000 for married individuals. The maximum contribution amount phases out and falls to zero between $95,000 and $110,000 for single persons and between $150,000 and $160,000 for married persons. Contributions to a Roth IRA may be made even after the individual attains age 70 1/2. Distributions from a Roth IRA that satisfy certain requirements will not be taxable when taken; other distributions of earnings will be taxable. An individual with adjusted gross income of $100,000 or less generally may elect to roll over amounts from a traditional IRA to a Roth IRA. The full taxable amount held in the traditional IRA that is rolled over to a Roth IRA will be taxable in the year of the rollover, except rollovers made for 1998, which may be included in taxable income over a four year period.

         SEP and SIMPLE Plans: There are special IRA programs available for corporate employers under which the employers may establish IRA accounts for their employees in lieu of establishing corporate retirement plans. Known as SEP-IRAs (Simplified Employee Pension-IRA) and SIMPLE IRAs, they free the corporate employer of a number of the recordkeeping requirments of establishing and maintaining a qualified corporate pension or profit sharing plan.

         How to Establish IRAs: Please call the Fund to obtain information regarding the establishment of IRAs. The IRA plan custodian charges your IRA nominal fees in connection with establishing and maintaining the IRA. These fees are detailed in the IRA plan documents.

         You should consult with a competent adviser for specific advice concerning your tax status and the possible benefits to you of establishing one or more IRAs. The description above is only very general, there are numerous other rules applicable to these plans and considerations of which you should be aware before establishing one.

                         GENERAL INFORMATION AND HISTORY

         The Company is authorized to issue up to 250,000,000 shares of common stock, par value $0.01 per share, of which it has currently allocated 150,000,000 shares to the Fund. The Board of Directors can allocate the remaining authorized but unissued shares to the Fund, or may create additional series or classes and allocate shares to such series or classes. Each series is required to have a suitable investment objective, policies and restrictions, to maintain a separate portfolio of securities suitable to its purposes, and generally to operate in the manner of a separate investment company as required by the 1940 Act. The Company does not issue share certificates.

         If additional series were to be formed, the rights of existing series shareholders would not change, and the objective, policies and investments of each series would not necessarily be changed. A share of any series would continue to have a priority in the assets of that series in the event of a liquidation.

         The shares of each series when issued will be fully paid and non-assessable, will have no preference over other shares of the same series as to conversion, dividends, or retirement, and will have no preemptive rights. The shares of any series will be redeemable from the assets of that series at any time at a shareholder's request at the current net asset value of that series determined in accordance with the provisions of the 1940 Act and the rules thereunder. The Company's general corporate expenses (including administrative expenses) will be allocated among the series in proportion to net assets or as determined in good faith by the Board.

As of ______, 1999, [___________________] was the record owner of __% of the corporation. As a result, ____ may be deemed to control the corporation.

     [As of _______, 1999, the officers and directors as a group own less than one percent of the corporation.]

         Each outstanding share of the Company is entitled to one vote for each full share of stock and a fractional vote for each fractional share of stock. All shareholders vote on matters that concern the Company as a whole. Election of Directors or ratification of the independent accountants are examples of matters to be voted upon by all shareholders. The Company is not required to hold a meeting of shareholders each year. The Company intends to hold meetings of shareholders when it is required to do so by the General Corporation Law of Maryland or the 1940 Act. Each series will vote separately on matters (1) when required by the General Corporation Law of Maryland, (2) when required by the 1940 Act, and (3) when matters affect only the interest of the particular series. An example of a matter affecting only one series is a proposed change in an investment restriction of that series. The Fund shares will not have cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect all of the Directors if they choose to do so.

                                   PERFORMANCE

         Total return and current yield are the two primary methods of measuring investment performance. Occasionally, however, the Fund may include its distribution rate in sales literature. Yield, in its simplest form, is the ratio of income per share derived from the Fund's portfolio investments to the current maximum offering price expressed in terms of percent. The yield is quoted on the basis of earnings after expenses have been deducted. Total return, on the other hand, is the total of all income and capital gains paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment, expressed as a percentage of the purchase price. The distribution rate is the amount of distributions per share made by the Fund over a twelve-month period divided by the current maximum offering price.

         Performance quotations by investment companies are subject to certain rules adopted by the Securities and Exchange Commission (the "Commission"). These rules require the use of standardized performance quotations, or alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the Commission. Current yield and total return quotations used by the Fund are based on the standardized methods of computing performance mandated by the Commission.

         Current Yield. As indicated below, current yield is determined by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the 30-day (or one-month) base period ended on the date for which the yield is quoted. According to the Commission formula:

                  Yield = 2 [(a-b + 1)6 -1]
                              cd

where:

          a    =   dividends and interest earned during the period.
          b    =   expenses accrued for the period (net of reimbursements).
          c    =   the average daily number of shares outstanding during the
                   period that were entitled to receive dividends.
          d    =   the maximum offering price per share on the last day of the period.

         Total Return. The Fund may periodically advertise "average annual total return". As the following formula indicates, the "average annual total return" is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation and dividends and distributions paid and reinvested) for the stated period, less any fees charged to all shareholder accounts, and annualizing the result. The calculation assumes the maximum sales load is deducted from the initial $1,000 purchase order and that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The quotation assumes the account was completely redeemed at the end of each one-, five- and ten-year period or the period since inception if shorter than the one-, five- or ten-year period and the deduction of all applicable charges and fees. According to the Commission formula:

                           P(1+T)n = ERV

where:

          P        =        a hypothetical initial payment of $1,000
          T        =        average annual total return
          n        =        number of years
          ERV      =        ending redeemable value of a hypothetical $1,000
                            payment made at the beginning of the one-, five-, or ten-year period at the end of the one-,five-, or ten-year periods (or fractional portion thereof).

         Sales literature pertaining to the Fund may quote a distribution rate in addition to the yield or total return. The distribution rate is the amount of distributions per share made by the Fund over a twelve-month period divided by the current maximum offering price. The distribution rate differs from the yield because it measures what the Fund paid to shareholders rather than what the Fund earned from investments. It also differs from the yield because it may include dividends paid from premium income from option writing, if applicable, and short-term capital gains in addition to dividends from investment income. Under certain circumstances, such as when there has been a change in the amount of dividend payout, or a fundamental change in investment policies, it might be appropriate to annualize the distributions paid over the period such policies were in effect, rather than using the distributions paid during the past twelve months.

         Occasionally, statistics may be used to specify the Fund's volatility or risk. Measures of volatility or risk are generally used to compare the Fund's changes in net asset value, or its performance, relative to a market index. One measure of volatility is beta. Beta is the volatility of the Fund relative to the total market as represented by the Standard & Poor's 500 Stock Index. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average, over a specified period of time. The premise is that greater volatility connotes greater risk undertaken in achieving performance.

         Regardless of the method used, past performance is not necessarily indicative of future results, but is an indication of the yield or return to shareholders only for the limited historical period used.

Comparison of Portfolio Performance

         Comparison of the quoted non-standardized performance of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

         In connection with communicating its performance to current or prospective shareholders, the Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Total Return Index ("S&P 500"), the NASDAQ OTC Composite Index, the NASDAQ Industrials Index, and the Russell 2000 Index.

         From time to time, in advertising, marketing and other Fund literature, the performance of the Fund may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as Investment Company Data, Inc., Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, the Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings or the appropriate volatility grouping, where volatility is a measure of a fund's risk. From time to time, the average price-earnings ratio and other attributes of the Fund's or the model portfolio's securities, may be compared to the average price-earnings ratio and other attributes of the securities that comprise the S&P 500.

         Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

         Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Fund. The description may include a "risk/return spectrum" which compares the Fund to other Tanaka funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

         Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

Financial Statements

          The financial statements and independent auditor's report required to be included in the Statement of Additional Information are incorporated herein by reference to the Fund's Annual Report to Shareholders for the period ended November 30, 1999. The Trust will provide the Annual Report without charge by calling the Fund at 1-877-4-TANAKA.

                                         PART C
                                OTHER INFORMATION

Item 23.          Exhibits.

(a) Articles of Incorporation. Amended and Restated Articles of Incorporation, which were filed as an Exhibit to Registrant's Pre-Effective Amendment No. 2, are hereby incorporated by reference.

(b)  By-laws.   By-laws,   which  were  filed  as  an  Exhibit  to  Registrant's
     Pre-Effective Amendment No. 1, are hereby incorporated by reference.

(c)  Instruments Defining Rights of Security Holders - None.

Investment Advisory Contracts.


Form of Investment Advisory Agreement between TANAKA Capital Management, Inc. and the Registrant on behalf of the TANAKA GROWTH FUND, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 2, is hereby incorporated by reference.

Signature page of the Investment Advisory Agreement between TANAKA Capital Management, Inc. and the Registrant on behalf of the TANAKA GROWTH FUND is filed herewith.

Underwriting Contracts

(i ) Form of Distribution Agreement between AmeriPrime Financial Securities, Inc. and the Registrant on behalf of the TANAKA GROWTH FUND, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 2, is hereby incorporated by reference.


(ii) Signature page of the Distribution Agreement between AmeriPrime Financial Securities, Inc. and the Registrant on behalf of the TANAKA GROWTH FUND is filed herewith.

(iii) Form of Dealer Agreement is filed herewith.


(f)  Bonus or Profit Sharing Contracts - None.


Custodial Agreements.

(i) Form of Registrant's agreement with the custodian, Firstar Bank, N.A., which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 2, is hereby incorporated by reference.

(ii) Signature page of the Registrant's agreement with the custodian, Firstar Bank, N.A. is filed herewith.


Other Material Contracts.


Form of Mutual Fund Services Agreement between Unified Fund Services, Inc. and the Registrant on behalf of the TANAKA GROWTH FUND, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 2, is hereby incorporated by reference.

Signature page of Mutual Fund Services Agreement between Unified Fund Services, Inc. and the Registrant on behalf of the TANAKA GROWTH FUND is filed herewith.

Form of Administrative Services Agreement between AmeriPrime Financial Services, Inc. and the Registrant on behalf of the TANAKA GROWTH FUND, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 2, is hereby incorporated by reference.

Signature page of Administrative Services Agreement between AmeriPrime Financial Services, Inc. and the Registrant on behalf of the TANAKA GROWTH FUND is filed herewith.

Legal Opinion. Opinion and Consent of Gordon, Feinblatt, Rothman, Hoffberger & Hollander, LLC is filed herewith.


Other Opinions.  Consent of McCurdy & Associates, CPA's, Inc. is filed herewith.

Omitted Financial Statements - None.

Initial Capital Agreements - Investment Representations Letter, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 2, is hereby incorporated by reference.

Rule 12b-1 Plan.


Distribution and Service Plan (Class A shares only) is filed herewith.

Distribution and Service Plan (Class B shares only) is filed herewith.

Distribution and Service Plan (Class R shares only), which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 2, is hereby incorporated by reference.

Form of Shareholder Service Agreement (Class A and Class B shares) is filed herewith.

Form of Letter Agreement (Class R shares) is filed herewith.


Financial Data Schedule - None.


Rule 18f-3 Plan.  Multiple Class Plan is filed herewith.




Power of Attorney.

Powers of Attorney for the Registrant (and certificate with respect thereto) and certain directors and officers of the Registrant which were filed as an Exhibit to Post-Effective Amendment No. 1, are hereby incorporated by reference.

(ii) Powers of Attorney for the Treasurer and a director of the Registrant are filed herewith.


Item 24.          Control Persons.

                  None.

Item 25.          Indemnification.

The Registrant is incorporated under the General Corporation Law (the "GCL") of the State of Maryland. The Registrant's Articles of Incorporation provide for indemnification of directors, officers and other agents of the corporation to the fullest extent permitted under the GCL. The articles limit such indemnification so as to comply with the prohibition against indemnifying such persons under Section 17 of the 1940 Act for certain conduct set forth in that section ("Disabling Conduct"). Contracts between the Fund and various service providers include provisions for indemnification, but also forbid the Registrant to indemnify affiliates for Disabling Conduct.

The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its directors and officers, and could cover its Adviser, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 26.          Business and Other Connections of Investment Adviser

TANAKA Capital Management, Inc. ("TANAKA"), 230 Park Avenue, Suite 960 New York, New York 10169, is adviser to the TANAKA Growth Fund.

TANAKA has engaged in no other business during the past two fiscal years.

(b) For information as to any other business, profession, vocation or employment of a substantial nature in which each director, officer or partner of TANAKA is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, reference is made to the Adviser's Form ADV (File #801-28990), currently on file with the Commission as required by the Investment Advisors Act of 1940, as amended.

Item 27.          Principal Underwriter.


AmeriPrime Financial Securities, Inc., is the Registrant's principal underwriter. Kenneth D. Trumpfheller, 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the President, Secretary and Treasurer of the underwriter, and the assistant Secretary, Treasurer and Chief Financial Officer of the Registrant. It is also the underwriter for the AmeriPrime Insurance Trust, the Kenwood Funds, the Rockland Funds Trust and the AmeriPrime Funds.

Information with respect to each director and officer of AmeriPrime Financial Securities, Inc. is incorporated by reference to Schedule A of Form BD filed by it under the Securities Exchange Act of 1934 (File No. 8-48143). 1 Not applicable.

Item 28.          Location of Accounts and Records.


Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant at 230 Park Avenue, Suite 960 New York, New York 10169 and/or by the Registrant's Custodian, Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, and/or the Registrant's transfer and shareholder service agent, Unified Fund Services, Inc., 431 Pennsylvania Street, Indianapolis, IN 46204.


Item 29.          Management Services not discussed in Parts A or B - None.

Item 30.          Undertakings - None.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 2 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 2 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, State of Ohio, on the 28th day of January, 2000.



                                          By:_____/s/_______________________
                                             Donald S. Mendelsohn,
                                             Attorney-in-Fact

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Graham Y. TANAKA*                         By: ___/s/__________________

President and Director                   *Donald S. Mendelsohn, Attorney-in-Fact

Charles A. Dill, Director*


David M. Fox, Director*                    January 28, 2000


Thomas R. Schwarz, Director*



Scott D. Stooker, Director*

Kenneth D. Trumpfheller, Treasurer*

                                  EXHIBIT INDEX

1.       Signature Page of Investment Advisory Agreement............Ex-99.23.d.1

2.       Signature Page of Distribution Agreement...................EX-99.23.e.1

3.       Form of Dealer Agreement...................................EX-99.23.e.2

4.       Signature Page of Custodial Agreement........................EX-99.23.g

5.       Signature Page of Mutual Fund Services Agreement...........EX-99.23.h.1

6.       Signature Page of Administrative Services Agreement........EX-99.23.h.2

7.       Legal Opinion and Consent...................................EX-99.23.i

8.       Consent of Accountant........................................EX-99.23.j

9.       12b-1 Plan (Class A Shares Only)...........................EX-99.23.m.1

10.      12b-1 Plan (Class B Shares Only)...........................EX-99.23.m.2

11.      Form of Shareholder Service Agreement (Class A and Class B)....
                              ......................................EX-99.23.m.3

12.      Form of Letter Agreement (Class R).........................EX-99.23.m.4

13.      18f-3 Plan...................................................EX-99.23.o

14.      Powers of Attorney.......................................EX-99.23.p